UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

CAN CAPITAL, INC.1

(Exact name of Issuer as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001109591

Central Index Key Number of underwriter (if applicable): N/A

Edward Dietz,

(678) 239-3711

Name and telephone number, including area code, of the person to contact in connection with this filing

[1]	CAN Capital, Inc. is filing this Form ABS-15G on its own behalf and on behalf of its affiliate, CCAS 2024-1, LLC.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an independent accountants’ report on applying agreed-upon procedures, dated May 13, 2024, of CBIZ MHM, LLC obtained by the issuer, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by CBIZ MHM, LLC pertaining to the issuer’s Series 2024-1 Asset-Backed Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CAN Capital, Inc.

By:	/s/ Richard G. Irwin
Name: Richard G. Irwin
Title: Chief Financial Officer

Date: May 17, 2024

EXHIBIT INDEX

Exhibit 99.1:	Agreed-upon procedures report, dated May 13, 2024 of CBIZ MHM, LLC